Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)




                                                  January 4, 2017
VIA EDGAR
---------

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C.  20549

         Re: The AB Portfolios
             o   AB Wealth Appreciation Strategy
             o   AB Balanced Wealth Strategy
             o   AB Conservative Wealth Strategy
             o   AB Tax-Managed Wealth Appreciation Strategy
             o   AB Tax-Managed Balanced Wealth Strategy
             o AB Tax-Managed Conservative Wealth Strategy (File Nos. 33-12988 and 811-05088)
             -------------------------------------------------

Ladies and Gentlemen:

     On behalf of the above-referenced series of The AB Portfolios (the "Portfolios"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and the Statement of Additional Information for the Portfolios that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Portfolios' registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on December 29, 2016.

     If you have any questions regarding the foregoing, please call me at the above referenced number.

                                                  Sincerely,


                                                  /s/ Joseph J. Nardello
                                                  ----------------------------
                                                      Joseph J. Nardello